Derivatives	12 Months Ended
Dec. 31, 2012
Derivatives

13. Derivatives

During the periods presented, the Company was party to various interest rate swaps, which were purchased to fix the variable interest rate on the denoted notional amount under the original debt agreements.

At December 31, 2012, the Company is party to two interest rate swaps, with identical terms for $100 million each. They were purchased to fix the variable interest rate on the denoted notional amount under the Term Loan which was obtained in September 2010, and qualify for hedge accounting. For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$ 200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$ —
Asset balance at December 31, 2011 (included in other assets)	$ —
Liability balance at December 31, 2012 (included in other liabilities)	$ (3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$ (3,297,342)

The fair value of each interest rate swap agreement may increase or decrease due to changes in market conditions but will ultimately decrease to zero over the term of each respective agreement.

For the years ended December 31, 2012, 2011, and 2010, the Partnership recognized approximately $0, $0, and $2.9 million of net income, respectively, in the consolidated statements of operations and comprehensive income related to the change in the fair value of interest rate swap agreements where the Partnership did not elect to apply hedge accounting. Such instruments that did not elect to apply hedge accounting were settled at the Merger date.

The following table provides the Company’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

The Company’s derivative assets and liabilities include interest rate swaps that effectively convert a portion of the Company’s variable rate debt to fixed rate debt. The derivative positions are valued using models developed by the respective counterparty that use as their basis readily observable market parameters (such as forward yield curves) and are classified within Level 2 of the valuation hierarchy. The Company considers its own credit risk as well as the credit risk of its counterparties when evaluating the fair value of its derivatives.

Aviv Healthcare Properties Limited Partnership and Subsidiaries
Derivatives

13. Derivatives

During the periods presented, the Partnership was party to various interest rate swaps, which were purchased to fix the variable interest rate on the denoted notional amount under the original debt agreements.

At December 31, 2012, the Partnership is party to two interest rate swaps, with identical terms for $100 million each. They were purchased to fix the variable interest rate on the denoted notional amount under the Term Loan which was obtained in September 2010, and qualify for hedge accounting. For presentational purposes they are shown as one derivative due to the identical nature of their economic terms.

Total notional amount	$200,000,000
Fixed rates	6.49% (1.99% effective swap base rate plus 4.5% spread per credit agreement)
Floor rate	1.25%
Effective date	November 9, 2010
Termination date	September 17, 2015
Asset balance at December 31, 2012 (included in other assets)	$—
Asset balance at December 31, 2011 (included in other assets)	$—
Liability balance at December 31, 2012 (included in other liabilities)	$(3,773,332)
Liability balance at December 31, 2011 (included in other liabilities)	$(3,297,342)

The fair value of each interest rate swap agreement may increase or decrease due to changes in market conditions but will ultimately decrease to zero over the term of each respective agreement.

For the years ended December 31, 2012, 2011, and 2010, the Partnership recognized approximately $0, $0, and $2.9 million of net income, respectively, in the consolidated statements of operations and comprehensive income related to the change in the fair value of interest rate swap agreements where the Partnership did not elect to apply hedge accounting. Such instruments that did not elect to apply hedge accounting were settled at the Merger date.

The following table provides the Partnership’s derivative assets and liabilities carried at fair value as measured on a recurring basis as of December 31, 2012 (dollars in thousands):

	Total Carrying Value at December 31, 2012	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Derivative assets	$—	$—	$—	$—
Derivative liabilities	(3,773)	—	(3,773)	—

	$(3,773)	$—	$(3,773)	$—

The Partnership’s derivative assets and liabilities include interest rate swaps that effectively convert a portion of the Partnership’s variable rate debt to fixed rate debt. The derivative positions are valued using models developed by the respective counterparty that use as their basis readily observable market parameters (such as forward yield curves) and are classified within Level 2 of the valuation hierarchy. The Partnership considers its own credit risk as well as the credit risk of its counterparties when evaluating the fair value of its derivatives.